UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2006

Item 1. Reports to Stockholders

Fidelity® Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund

Semiannual Report February 28, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Fidelity Arizona Municipal Income Fund
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	12	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes	16	A summary of major shifts in the fund’s
		investments over the past six months and
		one year.
Investments	17	A complete list of the fund’s investments.
Financial Statements	23	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	27	Notes to the financial statements.
Board Approval of	31
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general in-
formation of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversifica tion should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	September 1, 2005
	September 1, 2005	February 28, 2006	to February 28, 2006
Fidelity Arizona Municipal
Income Fund
Actual	$1,000.00	$1,006.00	$2.74
HypotheticalA	$1,000.00	$1,022.07	$2.76
Fidelity Arizona Municipal
Money Market Fund
Actual	$1,000.00	$1,012.20	$2.49
HypotheticalA	$1,000.00	$1,022.32	$2.51
A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Fidelity Arizona Municipal Income Fund	55%
Fidelity Arizona Municipal Money Market Fund	50%

5 Semiannual Report

Fidelity Arizona Municipal Income Fund
Investment Changes

Top Five Sectors as of February 28, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Water & Sewer	20.9	17.8
Special Tax	19.2	20.0
General Obligations	18.9	21.3
Escrowed/Pre Refunded	11.9	15.5
Electric Utilities	8.8	10.5
Average Years to Maturity as of February 28, 2006
		6 months ago
Years	13.5	13.4

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of February 28, 2006
6 months ago
Years	6.7	6.8

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

Fidelity Arizona Municipal Income Fund

Investments February 28, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 96.9%
	Principal	Value (Note 1)
	Amount
Arizona – 88.3%
Arizona Health Facilities Auth. Rev. (Catholic Health Care West
Proj.):
Series A, 6.125% 7/1/09	$ 245,000	$ 255,381
6.125% 7/1/09 (c)	210,000	218,898
Arizona School Facilities Board Ctfs. of Prtn.:
Series A2, 5% 9/1/18 (FGIC Insured)	1,000,000	1,074,260
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @
100) (c)	1,000,000	1,107,490
Series C, 5% 9/1/11 (FSA Insured)	1,060,000	1,131,751
Arizona School Facilities Board State School Impt. Rev.:
5.25% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (c)	1,000,000	1,089,030
5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 100) (c)	1,000,000	1,089,030
Arizona State Univ. Revs.:
5% 7/1/26 (AMBAC Insured)	1,000,000	1,061,160
5.75% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (c)	1,500,000	1,675,560
Arizona Student Ln. Acquisition Auth. Student Ln. Rev.
Subseries B1, 6.15% 5/1/29 (b)	500,000	531,130
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,500,000	2,709,375
5.25% 7/1/13	1,500,000	1,614,420
Arizona Wtr. Infrastructure Fin. Auth. Rev. (Wtr. Quality Proj.)
Series A, 5.375% 10/1/11	2,000,000	2,180,000
Central Arizona Wtr. Conservation District Contract Rev.
(Central Arizona Proj.) Series A, 5.5% 11/1/09	1,000,000	1,064,580
Chandler Gen. Oblig.:
5.7% 7/1/15	75,000	82,183
6.5% 7/1/10 (MBIA Insured)	200,000	223,890
6.5% 7/1/11 (MBIA Insured)	225,000	256,597
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.)
4.375%, tender 12/1/10 (a)(b)	1,000,000	1,019,910
Cottonwood Wtr. Sys. Rev.:
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	825,000	865,681
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,358,604
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23
(FGIC Insured)	1,750,000	1,903,965
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. &
Util. Rev. 4.9% 4/1/19	1,025,000	1,033,323
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health
Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,090,034
5% 12/1/35	1,000,000	1,007,600

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Fidelity Arizona Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Arizona – continued
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5% 4/1/14	$ 1,000,000	$ 1,043,150
6.125% 4/1/18	85,000	88,863
6.125% 4/1/18 (Pre-Refunded to 4/1/07 @ 102) (c)	215,000	225,124
Maricopa County Indl. Dev. Auth. Health Facilities Rev.
(Catholic Health Care West Proj.):
5% 7/1/16	680,000	698,686
5% 7/1/16 (Pre-Refunded to 7/1/07 @ 100) (c)	50,000	51,686
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo
Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,043,360
Maricopa County School District #28 Kyrene Elementary
Series C, 0% 1/1/10 (FGIC Insured)	1,425,000	1,234,706
Maricopa County Unified School District #48 Scottsdale:
Series A, 5% 7/1/18 (FGIC Insured)	1,000,000	1,081,210
7.4% 7/1/10	1,000,000	1,150,090
Maricopa County Unified School District #80 Chandler (2002
Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	534,410
Mesa Indl. Dev. Auth. Rev. (Discovery Health Sys. Proj.)
Series A, 5.625% 1/1/29 (Pre-Refunded to 1/1/10 @
101) (c)	795,000	859,570
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	1,500,000	1,710,645
Mesa Util. Sys. Rev. 5.75% 7/1/14 (FGIC Insured)	1,000,000	1,137,270
Northern Arizona Univ. Sys. Rev.:
5.5% 6/1/23 (FGIC Insured)	530,000	589,265
5.5% 6/1/26 (FGIC Insured)	1,305,000	1,448,981
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (b) .	810,000	818,586
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27
(FGIC Insured) (b)	1,000,000	1,048,690
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25%
7/1/09 (b)	400,000	416,540
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series A, 5% 7/1/30 (FGIC
Insured)	1,000,000	1,057,200
(Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	560,000	596,036
5.5% 7/1/11	200,000	214,430
5.75% 7/1/15	675,000	728,737
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/12 (FGIC Insured)	1,250,000	1,367,475
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,093,960

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Arizona – continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. 5% 7/1/29
(MBIA Insured)	$ 770,000	$ 809,555
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (FGIC Insured)	1,000,000	1,174,840
4.75% 7/1/27 (MBIA Insured)	1,020,000	1,049,376
5% 7/1/20 (MBIA Insured)	5,000,000	5,373,696
5% 7/1/29 (MBIA Insured)	1,000,000	1,057,200
5.5% 7/1/17 (FGIC Insured)	1,500,000	1,650,120
5.5% 7/1/20 (FGIC Insured)	1,500,000	1,643,910
Phoenix Gen. Oblig.:
Series A, 6.25% 7/1/17	1,000,000	1,212,440
Series B, 5.375% 7/1/20	1,000,000	1,097,220
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14
(Escrowed to Maturity) (c)	1,250,000	875,813
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA
Insured)	35,000	35,056
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.)
Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	207,912
Pima County Unified School District #1 Tucson:
7.5% 7/1/08 (FGIC Insured)	1,000,000	1,088,370
7.5% 7/1/10 (FGIC Insured)	250,000	289,275
Pinal County Indl. Dev. Auth. Corr Facilities Contract Rev.
(Florence West Prison Expansion, LLC Proj.) Series A, 5.25%
10/1/12 (American Cap. Access Corp. Insured)	1,000,000	1,063,900
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A:
4.75% 1/1/35	1,000,000	1,026,020
5% 1/1/35	1,500,000	1,580,895
Series A:
5.25% 1/1/18	1,000,000	1,082,590
5.25% 1/1/19	1,615,000	1,744,862
Series B:
5% 1/1/20	1,500,000	1,590,615
5% 1/1/21	255,000	270,560
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care
Proj.) 5.8% 12/1/31	250,000	268,603
Scottsdale Wtr. & Swr. Rev. (1989 Proj.) Series E, 7% 7/1/07 .	150,000	156,903
Sedona Excise Tax Rev. 5% 7/1/19 (MBIA Insured)	1,000,000	1,077,970
Tempe Gen. Oblig.:
5% 7/1/19	1,680,000	1,794,509

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Fidelity Arizona Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Arizona – continued
Tempe Gen. Oblig.: – continued
5.5% 7/1/17	$ 1,035,000	$ 1,161,115
Tempe Union High School District #213 7% 7/1/08 (FGIC
Insured)	310,000	333,960
Tucson Gen. Oblig.:
Series 1995 A, 7.375% 7/1/11	1,000,000	1,176,160
Series A, 6% 7/1/13	800,000	912,152
5% 7/1/18 (FGIC Insured)	3,295,000	3,562,587
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,203,658
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	580,925
Series A, 7% 7/1/11 (MBIA Insured)	300,000	348,555
Tucson Wtr. Rev.:
Series A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,499,225
5.5% 7/1/14	425,000	464,869
Univ. Med. Ctr. Corp. Hosp. Rev. 5.25% 7/1/15	1,000,000	1,060,820
Univ. of Arizona Ctfs. of Prtn. Series C, 5% 6/1/14 (AMBAC
Insured)	600,000	643,494
Univ. of Arizona Univ. Revs.:
Series 2005 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,080,600
5.25% 6/1/13 (FSA Insured)	245,000	253,896
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) 4%, tender 6/1/10 (a)(b)	1,000,000	995,320
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to
Maturity) (c)	265,000	268,723
		90,650,791

Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875%
7/1/35	125,000	132,083
Puerto Rico 8.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	1,100,000	1,166,429
Series Y:
5.5% 7/1/36 (FSA Insured)	500,000	562,015
5.5% 7/1/36 (MBIA Insured)	100,000	112,403
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	778,036
5.75% 7/1/19 (FGIC Insured)	700,000	782,278

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Puerto Rico continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	$ 2,525,000	$ 2,735,131
5.5% 10/1/40 (Escrowed to Maturity) (c)	1,685,000	1,817,812
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	200,000	214,820
Series QQ, 5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	500,000	552,820
		8,721,744

TOTAL INVESTMENT PORTFOLIO 96.9%
(Cost $97,285,626)		99,504,618

NET OTHER ASSETS – 3.1%		3,160,387
NET ASSETS 100%		$ 102,665,005

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(b) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(c) Security collateralized by an amount
sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

Water & Sewer	20.9%
Special Tax	19.2%
General Obligations	18.9%
Escrowed/Pre Refunded	11.9%
Electric Utilities	8.8%
Health Care	6.6%
Education	5.4%
Others* (individually less than 5%)	8.3%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Fidelity Arizona Municipal Income Fund
Financial Statements

Statement of Assets and Liabilities
	February 28, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $97,285,626)		$ 99,504,618
Cash		2,481,424
Receivable for fund shares sold		10,059
Interest receivable		1,003,178
Other receivables		8,953
Total assets		103,008,232

Liabilities
Payable for fund shares redeemed	$ 182,434
Distributions payable	114,643
Accrued management fee	46,114
Other affiliated payables	36
Total liabilities		343,227

Net Assets		$ 102,665,005
Net Assets consist of:
Paid in capital		$ 100,217,907
Undistributed net investment income		11,946
Accumulated undistributed net realized gain (loss) on
investments		216,160
Net unrealized appreciation (depreciation) on
investments		2,218,992
Net Assets, for 9,004,243 shares outstanding		$ 102,665,005
Net Asset Value, offering price and redemption price per
share ($102,665,005 ÷ 9,004,243 shares)		$ 11.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Statement of Operations
	Six months ended February 28, 2006 (Unaudited)

Investment Income
Interest		$ 2,048,850

Expenses
Management fee	$ 273,742
Independent trustees’ compensation	212
Miscellaneous	88
Total expenses before reductions	274,042
Expense reductions	(21,917)	252,125

Net investment income		1,796,725
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	409,018
Futures contracts	540
Total net realized gain (loss)		409,558
Change in net unrealized appreciation (depreciation) on
investment securities		(1,618,964)
Net gain (loss)		(1,209,406)
Net increase (decrease) in net assets resulting from
operations		$ 587,319

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Fidelity Arizona Municipal Income Fund
Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	February 28, 2006	August 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,796,725	$ 3,227,117
Net realized gain (loss)	409,558	279,981
Change in net unrealized appreciation (depreciation) .	(1,618,964)	444,357
Net increase (decrease) in net assets resulting from
operations	587,319	3,951,455
Distributions to shareholders from net investment income .	(1,794,049)	(3,235,508)
Distributions to shareholders from net realized gain	(444,779)	(377,090)
Total distributions	(2,238,828)	(3,612,598)
Share transactions
Proceeds from sales of shares	16,776,046	34,309,224
Reinvestment of distributions	1,314,024	2,144,524
Cost of shares redeemed	(14,469,815)	(14,386,971)
Net increase (decrease) in net assets resulting from
share transactions	3,620,255	22,066,777
Redemption fees	778	977
Total increase (decrease) in net assets	1,969,524	22,406,611

Net Assets
Beginning of period	100,695,481	78,288,870
End of period (including undistributed net investment
income of $11,946 and undistributed net investment
income of $16,823, respectively)	$ 102,665,005	$ 100,695,481

Other Information
Shares
Sold	1,472,866	2,973,441
Issued in reinvestment of distributions	115,492	185,788
Redeemed	(1,271,049)	(1,246,428)
Net increase (decrease)	317,309	1,912,801

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Financial Highlights
	Six months ended
	February 28, 2006	Years ended August 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected PerShare Data
Net asset value,
beginning of period	$ 11.59	$ 11.56	$ 11.32	$ 11.50	$ 11.26	$ 10.72
Income from
Investment
Operations
Net investment
incomeD	205.417		.427	.435	.444F	.472
Net realized and
unrealized gain
(loss)	(.139)	.087	.306	(.090)	.254F	.542
Total from invest-
ment operations	.066	.504	.733	.345	.698	1.014
Distributions from net
investment income	(.205)	(.419)	(.427)	(.435)	(.443)	(.475)
Distributions from net
realized gain	(.051)	(.055)	(.066)	(.090)	(.015)	(.001)
Total distributions .	(.256)	(.474)	(.493)	(.525)	(.458)	(.476)
Redemption fees
added to paid in
capitalD	—G	—G	—G	—G	—G	.002
Net asset value, end
of period	$ 11.40	$ 11.59	$ 11.56	$ 11.32	$ 11.50	$ 11.26
Total ReturnB,C	60%	4.46%	6.58%	3.01%	6.38%	9.70%
Ratios to Average Net AssetsE
Expenses before
reductions	55%A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee
waivers, if any	55%A	.55%	.55%	.55%	.55%	.55%
Expenses net of all
reductions	51%A	.50%	.53%	.52%	.48%	.41%
Net investment
income	3.64%A	3.62%	3.72%	3.77%	3.96%F	4.32%
Supplemental Data
Net assets, end
of period
(000 omitted)	$102,665	$100,695	$78,289	$68,689	$66,105	$50,716
Portfolio turnover
rate	24%A	13%	14%	19%	30%	24%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
F Effective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	2/28/06	8/31/05	2/28/05
0 – 30	92.0	97.6	88.5
31 – 90	1.6	1.7	3.6
91 – 180	2.8	0.7	2.8
181 – 397	3.6	0.0	5.1
Weighted Average Maturity
	2/28/06	8/31/05	2/28/05
Fidelity Arizona Municipal Money
Market Fund	18 Days	9 Days	20 Days
All Tax Free Money Market Funds Average*	24 Days	28 Days	28 Days

*Source: iMoneyNet, Inc.

Semiannual Report 16

Fidelity Arizona Municipal Money Market Fund

Investments February 28, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Securities 99.6%
	Principal	Value (Note 1)
	Amount
Arizona – 92.0%
Arizona Health Facilities Auth. Rev. (Southwest Behavioral
Health Services, Inc. Proj.) 3.27%, LOC JPMorgan Chase
Bank, VRDN (b)	$ 1,930,000	$ 1,930,000
Arizona Muni. Fing. Prog. Defeased Ctfs. of Prtn. Bonds
Series 15:
8.75% 8/1/06 (Escrowed to Maturity) (e)	2,115,000	2,164,902
8.75% 8/1/06 (Escrowed to Maturity) (e)	1,410,000	1,443,268
Arizona School Facilities Board Ctfs. of Prtn. Participating
VRDN:
Series IXIS 05 5, 3.22% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(f)	1,800,000	1,800,000
Series PT 2800, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	3,000,000	3,000,000
Series Putters 735, 3.22% (Liquidity Facility Dresdner Bank
AG) (b)(f)	3,660,000	3,660,000
Series Putters 940, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (b)(f)	6,880,000	6,880,000
Series RF 04 2, 3.26% (Liquidity Facility Bank of New York,
New York) (b)(f)	1,375,000	1,375,000
Series ROC II R 4069, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	1,695,000	1,695,000
Arizona School Facilities Board State School Impt. Rev.
Participating VRDN:
Series MS 00 497, 3.21% (Liquidity Facility Morgan
Stanley) (b)(f)	1,032,500	1,032,500
Series Putters 483, 3.22% (Liquidity Facility PNC Bank NA,
Pittsburgh) (b)(f)	2,455,000	2,455,000
Series Putters 484, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (b)(f)	1,475,000	1,475,000
Arizona State Univ. Ctfs. of Prtn. Participating VRDN Series
Putters 694, 3.22% (Liquidity Facility JPMorgan Chase &
Co.) (b)(f)	2,620,000	2,620,000
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	4,145,000	4,145,000
Series ROC II R174, 3.22% (Liquidity Facility Citibank
NA) (b)(f)	3,700,000	3,700,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN:
Series PT 2312, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	1,600,000	1,600,000
Series Putters 690, 3.22% (Liquidity Facility JPMorgan Chase
& Co.) (b)(f)	1,695,000	1,695,000

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount

Arizona – continued
Arizona Trans. Board Hwy. Rev. Participating VRDN
Series ROC II R1038, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	$ 2,025,000	$ 2,025,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN
Series PT 2237, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	1,500,000	1,500,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price
Companies, Inc. Proj.) Series A, 3.24%, LOC Bank of
America NA, VRDN (b)(d)	1,865,000	1,865,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping
Co. Proj.) Series 2000, 3.35%, LOC Key Bank NA,
VRDN (b)(d)	2,190,000	2,190,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds
(Arizona Elec. Pwr. Coop. Proj.) 2.88%, tender 9/1/06
(Nat’l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)(d)	8,900,000	8,900,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co.
Navajo Proj.) Series 1994 A, 3.13%, LOC KBC Bank NV,
VRDN (b)(d)	5,400,000	5,400,000
Downtown Phoenix Hotel Corp. Rev. Participating VRDN
Series LB 06 P3U, 3.23% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(f)	2,250,000	2,250,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir.,
Inc. Proj.) Series 1997, 3.35%, LOC Key Bank NA,
VRDN (b)(d)	2,100,000	2,100,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 3.24%
tender 4/13/06, CP mode (d)	1,600,000	1,600,000
(Clayton Homes, Inc. Proj.) Series 1998, 3.28%, LOC U.S.
Bank NA, Minnesota, VRDN (b)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 3.3%, LOC Fannie
Mae, VRDN (b)(d)	3,299,675	3,299,675
(Ranchwood Apt. Proj.) Series 2001 A, 3.25%, LOC Fannie
Mae, VRDN (b)(d)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 3.28%, LOC Fannie Mae,
VRDN (b)(d)	3,100,000	3,100,000
(San Lucas Apts. Proj.) 3.28%, LOC Fannie Mae,
VRDN (b)(d)	1,700,000	1,700,000
(San Martin Apts. Proj.):
Series A1, 3.22%, LOC Fannie Mae, VRDN (b)(d)	3,200,000	3,200,000
Series A2, 3.22%, LOC Fannie Mae, VRDN (b)(d)	720,000	720,000
(San Miguel Apts. Proj.) 3.28%, LOC Fannie Mae,
VRDN (b)(d)	1,300,000	1,300,000
(San Remo Apts. Proj.) 3.22%, LOC Fannie Mae,
VRDN (b)(d)	3,400,000	3,400,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Municipal Securities continued
	Principal	Value (Note 1)
	Amount

Arizona – continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: -
continued
(Village Square Apts. Proj.) 3.28%, LOC Fannie Mae,
VRDN (b)(d)	$ 1,600,000	$ 1,600,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev.
Participating VRDN Series MS 1165, 3.25% (Liquidity
Facility Morgan Stanley) (b)(d)(f)	1,800,000	1,800,000
Maricopa County Indl. Dev. Auth. Solid Waste Disp. Rev.
Participating VRDN Series MT 48, 3.29% (Liquidity Facility
Lloyds TSB Bank PLC) (b)(d)(f)	1,770,000	1,770,000
Maricopa County Unified School District #48 Scottsdale Bonds
4% 7/1/06 (FSA Insured)	1,735,000	1,741,139
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN
Series Merlots 02 A28, 3.28% (Liquidity Facility Wachovia
Bank NA) (b)(d)(f)	1,275,000	1,275,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN
Series PZ 85, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	2,905,000	2,905,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN:
Series EGL 03 28 Class A, 3.22% (Liquidity Facility
Citibank NA, New York) (b)(f)	1,300,000	1,300,000
Series MACN 05 L, 3.22% (Liquidity Facility Bank of
America NA) (b)(f)	2,100,000	2,100,000
Series 1995, 3.24%, LOC Landesbank Hessen-Thuringen,
VRDN (b)(d)	19,300,000	19,300,000
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Participating
VRDN:
Series EGL 7050040 Class A, 3.22% (Liquidity Facility
Citibank NA) (b)(f)	1,800,000	1,800,000
Series EGL 720050020, 3.22% (Liquidity Facility Citibank
NA) (b)(f)	1,800,000	1,800,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating
VRDN:
Series MS 991, 3.21% (Liquidity Facility Morgan
Stanley) (b)(f)	3,328,000	3,328,000
Series ROC II R6039, 3.22% (Liquidity Facility Citibank
NA) (b)(f)	3,065,000	3,065,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN
Series EGL 7050056, 3.22% (Liquidity Facility Citibank
NA) (b)(f)	2,000,000	2,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Bell Square Apt. Proj.) Series 1995, 3.24%, LOC Bank of
America NA, VRDN (b)	2,000,000	2,000,000

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount
Arizona – continued
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.: – continued
(Paradise Lakes Apt. Proj.) Series 1995, 3.24%, LOC Bank
of America NA, VRDN (b)		$ 6,000,000	$ 6,000,000
(Westward Ho Apts. Proj.) Series 2003 A, 3.28%, LOC Fleet
Nat’l. Bank, VRDN (b)(d)		1,700,000	1,700,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 3.35%,
LOC Wachovia Bank NA, VRDN (b)(d)		900,000	900,000
(Laura Dozer Ctr. Proj.) 3.43%, LOC JPMorgan Chase Bank,
VRDN (b)		1,000,000	1,000,000
(Phoenix Expansion Proj.) 3.48%, LOC JPMorgan Chase
Bank, VRDN (b)(d)		2,340,000	2,340,000
(Plastican Proj.) Series 1997, 3.24%, LOC Fleet Bank NA,
VRDN (b)(d)		2,740,000	2,740,000
(Swift Aviation Svcs., Inc. Proj.) 3.1%, LOC U.S. Bank NA,
Minnesota, VRDN (b)(d)		5,320,000	5,320,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating
VRDN:
Series Merlots 01 A23, 3.28% (Liquidity Facility Wachovia
Bank NA) (b)(d)(f)		155,000	155,000
Series MT 156, 3.27% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)(f)		2,200,000	2,200,000
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN
Series LB 00 L21, 3.23% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(f)		4,340,000	4,340,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River
Point Proj.) Series 2001, 3.25%, LOC Fannie Mae,
VRDN (b)(d)		6,000,000	6,000,000
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.)
3.22%, LOC Branch Banking & Trust Co., VRDN (b)		1,600,000	1,600,000
Pima County Indl. Dev. Auth. Single Family Mortgage Rev.
Participating VRDN Series RF 05 17 Class A, 3.38%
(Liquidity Facility Bank of New York, New York) (b)(d)(f)		4,950,000	4,950,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 0014, 3.22% (Liquidity Facility Citibank
NA) (b)(f)		2,400,000	2,400,000
Series MS 04 1227, 3.21% (Liquidity Facility Morgan
Stanley) (b)(f)		2,100,000	2,100,000
Series PT 1512, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)		1,200,000	1,200,000
Series ROC II R1002, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)		1,280,000	1,280,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	20

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Arizona – continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.: -
continued
Participating VRDN:
Series ROC II R1003, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	$ 1,280,000	$ 1,280,000
Series ROC II R455, 3.22% (Liquidity Facility Citibank
NA) (b)(f)	4,970,000	4,970,000
Series SG 03 160, 3.22% (Liquidity Facility Societe
Generale) (b)(f)	1,390,000	1,390,000
Series 1997 A:
3.12% 3/7/06, CP	2,200,000	2,200,000
3.15% 3/13/06, CP	2,100,000	2,100,000
3.18% 4/7/06, CP	2,200,000	2,200,000
Series 1997 B, 3.17% 3/9/06, CP	2,200,000	2,200,000
Scottsdale Indl. Dev. Auth. Rev. (Notre Dame Preparatory
School and Foundation for Sr. Living Proj.) Series 2001 B,
3.43%, LOC JPMorgan Chase Bank, VRDN (b)	1,400,000	1,400,000
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.)
3.22% (FGIC Insured), VRDN (b)	3,800,000	3,800,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004
A, 3.19%, LOC Bank of America NA, VRDN (b)	6,590,000	6,590,000
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Projs.)
Series 2004 B, 3.19% (AMBAC Insured), VRDN (b)	8,865,000	8,865,000
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab.
Proj.) Series 1999 A, 3.48%, LOC Wells Fargo Bank NA,
San Francisco, VRDN (b)(d)	1,000,000	1,000,000
		225,224,484

Puerto Rico 3.4%
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN Series Putters 441, 3.17% (Liquidity
Facility JPMorgan Chase Bank) (b)(f)	1,595,000	1,595,000
TRAN 4.5% 7/28/06, LOC Bank of Nova Scotia, New York
Agcy., LOC BNP Paribas SA	1,500,000	1,507,658
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Participating VRDN:
Series EGL 7053018, 3.21% (Liquidity Facility Citibank
NA) (b)(f)	2,200,000	2,200,000
Series MACN 05 N, 3.18% (Liquidity Facility Bank of
America NA) (b)(f)	600,000	600,000

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Puerto Rico continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Participating VRDN: – continued
Series ROC 2 98 1, 3.21% (Liquidity Facility Citibank NA) (b)(f) .	$ 1,000,000	$ 1,000,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN
Series ROC II R179, 3.21% (Liquidity Facility Citibank NA) (b)(f)	1,495,000	1,495,000
		8,397,658

	Shares
Other – 4.2%
Fidelity Municipal Cash Central Fund, 3.16% (a)(c)	10,222,333	10,222,333
TOTAL INVESTMENT PORTFOLIO 99.6%
(Cost $243,844,475)		243,844,475

NET OTHER ASSETS – 0.4%		960,170
NET ASSETS 100%		$ 244,804,645

Security Type Abbreviations
CP	—	COMMERCIAL PAPER
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND
NOTE

Legend

(a) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Municipal Cash Central Fund.

(d) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(e) Security collateralized by an amount
sufficient to pay interest and principal.

(f) Provides evidence of ownership in one
or more underlying municipal bonds.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 30,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Fidelity Arizona Municipal Money Market Fund
Financial Statements

Statement of Assets and Liabilities
	February 28, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $233,622,142)	$ 233,622,142
Affiliated Central Funds (cost $10,222,333)	10,222,333
Total Investments (cost $243,844,475)		$ 243,844,475
Cash		2,527,077
Receivable for fund shares sold		5,288,225
Interest receivable		1,105,847
Other receivables		54,054
Total assets		252,819,678

Liabilities
Payable for investments purchased	$ 5,000,000
Payable for fund shares redeemed	2,910,163
Distributions payable	3,845
Accrued management fee	100,967
Other affiliated payables	58
Total liabilities		8,015,033

Net Assets		$ 244,804,645
Net Assets consist of:
Paid in capital		$ 244,786,965
Undistributed net investment income		17,518
Accumulated undistributed net realized gain (loss) on
investments		162
Net Assets, for 244,680,736 shares outstanding		$ 244,804,645
Net Asset Value, offering price and redemption price per
share ($244,804,645 ÷ 244,680,736 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements continued

Statement of Operations
	Six months ended February 28, 2006 (Unaudited)

Investment Income
Interest		$ 3,127,418
Income from affiliated Central Funds		30,013
Total income		3,157,431

Expenses
Management fee	$ 560,512
Independent trustees’ compensation	466
Total expenses before reductions	560,978
Expense reductions	(130,950)	430,028

Net investment income		2,727,403
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		11
Net increase in net assets resulting from operations		$ 2,727,414

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

Statement of Changes in Net Assets
		Six months ended	Year ended
		February 28, 2006	August 31,
		(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income		$ 2,727,403	$ 2,933,810
Net realized gain (loss)		11	6,668
Net increase in net assets resulting from operations	.	2,727,414	2,940,478
Distributions to shareholders from net investment income	.	(2,729,139)	(2,931,883)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares		356,405,546	502,664,387
Reinvestment of distributions		2,693,173	2,899,293
Cost of shares redeemed		(332,111,806)	(444,707,485)
Net increase (decrease) in net assets and shares re-
sulting from share transactions		26,986,913	60,856,195
Total increase (decrease) in net assets		26,985,188	60,864,790

Net Assets
Beginning of period		217,819,457	156,954,667
End of period (including undistributed net investment
income of $17,518 and undistributed net investment
income of $19,254, respectively)		$ 244,804,645	$ 217,819,457

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights
	Six months ended
	February 28, 2006	Years ended August 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	012.016		.006	.008	.013	.032
Net realized and
unrealized
gain (loss)F	—	—	—	—	—	—
Total from invest
ment operations	.012	.016	.006	.008	.013	.032
Distributions from
net investment
income	(.012)	(.016)	(.006)	(.008)	(.013)	(.032)
Distributions from
net realized gain	—	—	—	—F	—	—
Total distributions	(.012)	(.016)	(.006)	(.008)	(.013)	(.032)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D	1.22%	1.60%	.60%	.86%	1.30%	3.23%
Ratios to Average Net AssetsE
Expenses before
reductions	50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of
fee waivers, if
any	50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of
all reductions	.39%A	.43%	.49%	.48%	.45%	.47%
Net investment
income	2.45%A	1.63%	.60%	.82%	1.27%	3.19%
Supplemental Data
Net assets, end
of period
(000 omitted)	$244,805	$217,819	$156,955	$134,118	$132,208	$101,853

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the former account closeout fee.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Notes to Financial Statements

For the period ended February 28, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management invest ment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respec tively. The income fund is a non diversified fund. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Arizona. Certain funds may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments. For the income fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securi ties. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securi ties owned by the money market fund are valued at amortized cost which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribu tion for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal		Net	Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity Arizona Municipal
Income Fund	$ 97,266,311	$ 2,457,777	$ (219,470)	$ 2,238,307
Fidelity Arizona Municipal
Money Market Fund	243,844,475	—	—	—

Short Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

28

2. Operating Policies.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the income funds’ Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, for the income fund aggregated $13,185,478 and $11,642,065, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment manage ment related services for which the funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the funds is reduced by an amount equal to the fees and expenses paid by the funds to the indepen dent Trustees. Each fund’s management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	55%
Fidelity Arizona Municipal Money Market Fund	50%

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 21,917
Fidelity Arizona Municipal Money Market Fund	130,950

7. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Semiannual Report

30

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of each fund’s assets; (iii) the nature or level of services provided under each fund’s management contract or sub advisory agreements; (iv) the day to day management of each fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund’s portfolio manager would not change, it did not consider each fund’s investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the

31 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund’s Agreement is fair and reasonable, and that each fund’s Agreement should be approved.

Semiannual Report

32

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

33 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Re
search (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
and
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

AZI/SPZ-USAN-0406 1.790941.102

Fidelity® Export and Multinational Fund

Semiannual Report February 28, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of the major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	13	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	17	Notes to the financial statements.
Board Approval of	22
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

			Expenses Paid
			During Period*
	Beginning	Ending	September 1, 2005
	Account Value	Account Value	to February 28,
	September 1, 2005	February 28, 2006	2006
Actual	$1,000.00	$1,098.60	$4.37
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,020.63	$4.21

* Expenses are equal to the Fund’s annualized expense ratio of .84%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

5 Semiannual Report

Investment Changes

Top Ten Stocks as of February 28, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Google, Inc. Class A (sub. vtg.)	3.8	2.5
Bank of America Corp.	3.4	2.3
Crown Castle International Corp.	3.3	0.0
American International Group, Inc.	3.2	6.8
Valero Energy Corp.	3.1	1.9
UnitedHealth Group, Inc.	3.0	2.6
Halliburton Co.	3.0	2.4
eBay, Inc.	2.7	2.5
Honeywell International, Inc.	2.7	2.0
Ultra Petroleum Corp.	2.7	0.0
	30.9
Top Five Market Sectors as of February 28, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	23.9	25.8
Information Technology	21.9	16.9
Energy	15.5	14.9
Health Care	10.4	7.5
Industrials	8.4	14.4

Semiannual Report 6

Investments February 28, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 95.2%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 6.6%
Hotels, Restaurants & Leisure 1.3%
Kerzner International Ltd. (a)	375,200	$ 25,247
Starbucks Corp. (a)	985,146	35,781
		61,028
Media – 1.0%
Getty Images, Inc. (a)	593,000	48,051
Specialty Retail – 2.1%
Best Buy Co., Inc.	896,500	48,285
Chico’s FAS, Inc. (a)	1,130,500	53,190
		101,475
Textiles, Apparel & Luxury Goods – 2.2%
Carter’s, Inc. (a)	833,400	53,329
Polo Ralph Lauren Corp. Class A	873,600	50,634
		103,963

TOTAL CONSUMER DISCRETIONARY		314,517

CONSUMER STAPLES 2.9%
Beverages – 0.2%
Hansen Natural Corp. (a)	125,000	11,668
Food & Staples Retailing – 1.7%
Walgreen Co.	1,783,200	79,994
Food Products 1.0%
Nestle SA (Reg.)	158,500	46,603

TOTAL CONSUMER STAPLES		138,265

ENERGY 15.5%
Energy Equipment & Services – 6.0%
Halliburton Co.	2,098,800	142,718
National Oilwell Varco, Inc. (a)	676,022	41,156
Schlumberger Ltd. (NY Shares)	889,100	102,247
		286,121
Oil, Gas & Consumable Fuels – 9.5%
Cameco Corp.	1,468,200	54,598
Canadian Natural Resources Ltd.	2,250,000	122,961

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Ultra Petroleum Corp. (a)	2,478,200	$ 128,966
Valero Energy Corp.	2,806,960	150,986
		457,511

TOTAL ENERGY		743,632

FINANCIALS – 23.9%
Capital Markets 3.8%
Goldman Sachs Group, Inc.	821,860	116,121
Lehman Brothers Holdings, Inc.	174,600	25,483
Merrill Lynch & Co., Inc.	504,300	38,937
		180,541
Commercial Banks – 5.4%
Bank of America Corp.	3,545,500	162,561
Wells Fargo & Co.	1,506,400	96,711
		259,272
Consumer Finance – 2.0%
American Express Co.	1,761,900	94,931
Insurance – 8.2%
ACE Ltd.	878,170	48,940
AMBAC Financial Group, Inc.	629,100	47,277
American International Group, Inc.	2,321,990	154,087
MetLife, Inc. (a)	980,600	49,148
W.R. Berkley Corp.	838,950	48,567
XL Capital Ltd. Class A	717,755	48,484
		396,503
Real Estate 3.0%
General Growth Properties, Inc.	996,400	50,209
Mitsubishi Estate Co. Ltd.	1,125,000	23,621
Mitsui Fudosan Co. Ltd.	1,150,000	23,804
Vornado Realty Trust	553,500	49,256
		146,890
Thrifts & Mortgage Finance – 1.5%
Golden West Financial Corp., Delaware	994,500	70,639

TOTAL FINANCIALS		1,148,776

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – 9.5%
Biotechnology – 2.1%
Affymetrix, Inc. (a)	170,500	$ 6,054
Genentech, Inc. (a)	1,101,000	94,345
		100,399
Health Care Equipment & Supplies – 1.6%
Alcon, Inc.	601,600	69,280
Synthes, Inc.	78,000	8,520
		77,800
Health Care Providers & Services – 3.0%
UnitedHealth Group, Inc.	2,478,165	144,304
Pharmaceuticals – 2.8%
Allergan, Inc.	446,000	48,284
Roche Holding AG (participation certificate) (d)	585,110	86,476
		134,760

TOTAL HEALTH CARE		457,263

INDUSTRIALS – 8.4%
Aerospace & Defense – 2.7%
Honeywell International, Inc.	3,168,430	129,747
Air Freight & Logistics – 1.4%
Expeditors International of Washington, Inc.	835,000	64,955
Airlines – 1.0%
Ryanair Holdings PLC sponsored ADR (a)	903,800	47,983
Commercial Services & Supplies – 1.1%
Robert Half International, Inc.	1,429,740	51,356
Construction & Engineering – 1.2%
SNC-Lavalin Group, Inc.	705,500	58,761
Road & Rail 1.0%
Canadian National Railway Co.	1,060,000	49,634

TOTAL INDUSTRIALS		402,436

INFORMATION TECHNOLOGY – 21.9%
Communications Equipment – 0.9%
CSR PLC (a)	2,638,000	41,878
Computers & Peripherals – 1.9%
Apple Computer, Inc. (a)	1,317,600	90,308

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – 2.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,258,000	$ 77,193
National Instruments Corp.	957,450	31,069
		108,262
Internet Software & Services – 9.8%
eBay, Inc. (a)	3,249,740	130,185
Equinix, Inc. (a)	1,047,000	54,905
Google, Inc. Class A (sub. vtg.) (a)	506,320	183,604
Yahoo!, Inc. (a)	3,182,500	102,031
		470,725
Semiconductors & Semiconductor Equipment – 4.3%
FormFactor, Inc. (a)	508,200	18,722
Marvell Technology Group Ltd. (a)	1,456,000	89,136
Samsung Electronics Co. Ltd.	139,887	98,082
		205,940
Software 2.8%
Convera Corp. (a)(e)	2,000,000	17,640
Microsoft Corp.	4,420,570	118,913
		136,553

TOTAL INFORMATION TECHNOLOGY		1,053,666

MATERIALS 1.3%
Chemicals – 1.3%
Monsanto Co.	726,800	60,964
TELECOMMUNICATION SERVICES – 3.3%
Wireless Telecommunication Services – 3.3%
Crown Castle International Corp. (a)	5,027,554	157,614
UTILITIES – 1.9%
Electric Utilities – 1.0%
Exelon Corp.	888,100	50,719
Multi-Utilities – 0.9%
CMS Energy Corp. (a)	2,966,500	41,768

TOTAL UTILITIES		92,487

TOTAL COMMON STOCKS
(Cost $4,057,084)		4,569,620

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Convertible Bonds 1.1%
	Principal	Value (Note 1)
	Amount (000s)	(000s)

CONSUMER DISCRETIONARY – 0.2%
Hotels, Restaurants & Leisure 0.2%
Kerzner International Ltd. 2.375% 4/15/24	$ 8,525	$ 10,820
HEALTH CARE – 0.9%
Pharmaceuticals – 0.9%
Allergan, Inc. 0% 11/6/22	34,700	42,910
TOTAL CONVERTIBLE BONDS
(Cost $51,664)		53,730
Money Market Funds 5.5%
	Shares
Fidelity Cash Central Fund, 4.57% (b)	176,510,162	176,510
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	87,951,000	87,951
TOTAL MONEY MARKET FUNDS
(Cost $264,461)		264,461

TOTAL INVESTMENT PORTFOLIO 101.8%
(Cost $4,373,209)		4,887,811

NET OTHER ASSETS – (1.8)%		(84,258)
NET ASSETS 100%		$ 4,803,553

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Includes investment made with cash
collateral received from securities on
loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $17,640,000
or 0.4% of net assets.

Additional information on each holding is as follows:

	Acquisition	Cost
Security	Date	(000s)
Convera Corp.	2/23/06	$ 15,000

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$ 2,796
Fidelity Securities Lending Cash Central Fund	46
Total	$ 2,842

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	75.0%
Canada	8.6%
Switzerland	4.2%
Bermuda	2.9%
Netherlands Antilles	2.1%
Korea (South)	2.0%
Taiwan	1.6%
Ireland	1.0%
Japan	1.0%
Others (individually less than 1%) .	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	February 28, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $84,263) See accompanying schedule:
Unaffiliated issuers (cost $4,108,748)	$ 4,623,350
Affiliated Central Funds (cost $264,461)	264,461
Total Investments (cost $4,373,209)		$ 4,887,811
Receivable for investments sold		22,683
Receivable for fund shares sold		17,174
Dividends receivable		3,660
Interest receivable		780
Prepaid expenses		12
Other receivables		339
Total assets		4,932,459

Liabilities
Payable for investments purchased	$ 25,499
Payable for fund shares redeemed	12,055
Accrued management fee	2,251
Other affiliated payables	910
Other payables and accrued expenses	240
Collateral on securities loaned, at value	87,951
Total liabilities		128,906

Net Assets		$ 4,803,553
Net Assets consist of:
Paid in capital		$ 4,301,439
Distributions in excess of net investment income		(477)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(12,032)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		514,623
Net Assets, for 222,470 shares outstanding		$ 4,803,553
Net Asset Value, offering price and redemption price per
share ($4,803,553 ÷ 222,470 shares)		$ 21.59

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended February 28, 2006 (Unaudited)

Investment Income
Dividends		$ 17,652
Interest		45
Income from affiliated Central Funds		2,842
Total income		20,539

Expenses
Management fee	$ 11,229
Transfer agent fees	4,294
Accounting and security lending fees	492
Independent trustees’ compensation	8
Custodian fees and expenses	106
Registration fees	313
Audit	35
Legal	17
Miscellaneous	20
Total expenses before reductions	16,514
Expense reductions	(883)	15,631

Net investment income (loss)		4,908
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	126,916
Foreign currency transactions	(453)
Total net realized gain (loss)		126,463
Change in net unrealized appreciation (depreciation) on:
Investment securities	201,769
Assets and liabilities in foreign currencies	24
Total change in net unrealized appreciation
(depreciation)		201,793
Net gain (loss)		328,256
Net increase (decrease) in net assets resulting from
operations		$ 333,164

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Statement of Changes in Net Assets
	Six months ended	Year ended
	February 28, 2006	August 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,908	$ 13,378
Net realized gain (loss)	126,463	117,519
Change in net unrealized appreciation (depreciation) .	201,793	231,637
Net increase (decrease) in net assets resulting
from operations	333,164	362,534
Distributions to shareholders from net investment income .	(10,223)	(8,330)
Distributions to shareholders from net realized gain	(223,304)	(59,902)
Total distributions	(233,527)	(68,232)
Share transactions
Proceeds from sales of shares	1,749,199	2,038,629
Reinvestment of distributions	224,722	65,863
Cost of shares redeemed	(413,971)	(516,105)
Net increase (decrease) in net assets resulting from
share transactions	1,559,950	1,588,387
Redemption fees	67	80
Total increase (decrease) in net assets	1,659,654	1,882,769

Net Assets
Beginning of period	3,143,899	1,261,130
End of period (including distributions in excess of net
investment income of $477 and undistributed net
investment income of $5,250, respectively)	$ 4,803,553	$ 3,143,899

Other Information
Shares
Sold	80,860	103,832
Issued in reinvestment of distributions	10,709	3,515
Redeemed	(19,164)	(26,307)
Net increase (decrease)	72,405	81,040

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Highlights
	Six months ended
	February 28,
	2006	Years ended August 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 20.95	$ 18.27	$ 16.23	$ 13.59	$ 16.39	$ 23.45
Income from
Investment
Operations
Net investment
income (loss)D	03	.12E	.03	.09	.03	.04
Net realized and
unrealized gain
(loss)	1.97	3.49	2.08	2.60	(2.80)	(1.79)
Total from invest-
ment operations .	2.00	3.61	2.11	2.69	(2.77)	(1.75)
Distributions from net
investment income .	(.06)	(.11)	(.07)	(.05)	(.03)	(.10)
Distributions from net
realized gain	(1.30)	(.82)	—	—	—	(5.21)
Total distributions	(1.36)	(.93)	(.07)	(.05)	(.03)	(5.31)
Redemption fees
added to paid in
capitalD,G	—	—	—	—	—	—
Net asset value,
end of period	$ 21.59	$ 20.95	$ 18.27	$ 16.23	$ 13.59	$ 16.39

Total ReturnB,C	9.86%	20.43%	13.03%	19.88%	(16.93)%	(7.69)%
Ratios to Average Net AssetsF
Expenses before
reductions	84%A	.85%	.86%	.91%	.89%	.86%
Expenses net of fee
waivers, if any	84%A	.85%	.86%	.91%	.89%	.86%
Expenses net of all
reductions	80%A	.82%	.83%	.84%	.78%	.81%
Net investment
income (loss)	25%A	.63%	.15%	.60%	.19%	.21%
Supplemental Data
Net assets, end of
period (in millions)	$ 4,804	$ 3,144	$ 1,261	$ 872	$ 603	$ 565
Portfolio turnover
rate	153%A	68%	96%	139%	228%	170%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .28%.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Notes to Financial Statements

For the period ended February 28, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Export and Multinational Fund (the fund) is a non diversified fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to invest ment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

17 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

18

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 586,073
Unrealized depreciation	(78,269)
Net unrealized appreciation (depreciation)	$ 507,804
Cost for federal income tax purposes	$ 4,380,007

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

19 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $4,096,288 and $2,893,224, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

20

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $46.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $856 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $1 and $26, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

21 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Export and Multinational Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

22

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

23 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

EXF USAN-0406 1.790938.102

Fidelity® Maryland Municipal Income Fund

Semiannual Report February 28, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	12	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	16	Notes to the financial statements.
Board Approval of	20
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general informa tion of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

			Expenses Paid
			During Period*
	Beginning	Ending	September 1, 2005
	Account Value	Account Value	to February 28,
	September 1, 2005	February 28, 2006	2006
Actual	$1,000.00	$1,006.70	$2.74
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,022.07	$2.76

* Expenses are equal to the Fund’s annualized expense ratio of .55%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

5 Semiannual Report

Investment Changes

Top Five Sectors as of February 28, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	35.1	32.8
Escrowed/Pre Refunded	15.8	17.7
Education	12.4	11.4
Health Care	10.6	11.2
Electric Utilities	5.8	5.9
Average Years to Maturity as of February 28, 2006
		6 months ago
Years	13.9	14.8

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of February 28, 2006
6 months ago
Years	6.4	6.6

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

Investments February 28, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 98.1%
	Principal	Value
	Amount	(Note 1)
Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875%
7/1/35	$ 125,000	$ 132,083
Maryland – 85.2%
Anne Arundel County Gen. Oblig.:
5% 3/1/13	1,200,000	1,296,132
5.375% 3/1/15	2,010,000	2,197,433
Baltimore Board of School Commissioners School Sys. Rev. 5%
5/1/11	2,545,000	2,702,714
Baltimore Convention Ctr. Hotel Rev. 5.25% 9/1/17 (XL Cap.
Assurance, Inc. Insured)	1,500,000	1,667,565
Baltimore County Ctfs. Prtn. (Equip. Acquisition Prog.) 5%
6/1/13 (MBIA Insured)	1,500,000	1,614,945
Baltimore County Gen. Oblig.:
5% 8/1/15	2,385,000	2,596,478
5.25% 8/1/19 (Pre-Refunded to 8/1/12 @ 100) (d)	2,000,000	2,180,200
Baltimore Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series A:
0% 10/15/06 (FGIC Insured)	2,000,000	1,930,100
7% 10/15/09 (MBIA Insured)	1,000,000	1,120,410
Series A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,870,448
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co.
Proj.) 6.5% 12/1/10	2,000,000	2,119,880
Baltimore Proj. Rev.:
(Wastewtr. Projs.) Series A:
5.125% 7/1/42 (FGIC Insured) (b)	2,315,000	2,420,981
5.2% 7/1/32 (FGIC Insured)	250,000	266,610
(Wtr. Projs.) Series A:
5% 7/1/22 (MBIA Insured)	2,250,000	2,410,943
5% 7/1/24 (Escrowed to Maturity) (d)	730,000	805,343
5% 7/1/24 (FGIC Insured)	370,000	407,481
Frederick County Econ. Dev. Rev. 5% 8/1/15
(MBIA Insured)	1,000,000	1,097,490
Frederick County Edl. Facilities Rev. (Mount Saint Mary’s Univ.
Proj.):
4.5% 9/1/08	165,000	167,252
5% 9/1/09	175,000	180,423
5.5% 9/1/12	195,000	207,308
Frederick County Gen. Oblig. 5% 12/1/15	1,000,000	1,096,910
Howard County Gen. Oblig.:
Series 2003 A, 5% 8/15/17 (Pre-Refunded to 8/15/12 @
100) (d)	1,000,000	1,076,350
Series 2004 A, 5% 8/15/14	1,000,000	1,094,340

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Maryland – continued
Howard County Gen. Oblig.: – continued
Series A, 5.25% 8/15/14	$ 2,395,000	$ 2,596,899
Maryland Dept. of Trans. Consolidated Trans. Rev. 5%
11/1/10	3,000,000	3,190,530
Maryland Econ. Dev. Corp. (Univ. of Maryland, Baltimore
County Student Hsg. Proj.) 5% 7/1/16 (a)	500,000	544,585
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation
Administration Facilities Proj.) 5.5% 6/1/18 (FSA
Insured) (c)	1,500,000	1,624,500
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.) First Series, 5.75% 8/1/14
(Pre-Refunded to 8/1/10 @ 101) (d)	3,000,000	3,296,760
Second Series A, 5.5% 8/1/15	740,000	843,126
Second Series, 5.5% 7/15/14	2,000,000	2,258,460
Series 2002 A, 5.5% 3/1/17	2,265,000	2,610,616
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125%
7/1/33 (FSA Insured)	2,000,000	2,062,700
(Good Samaritan Hosp. Proj.):
5.7% 7/1/09 (Escrowed to Maturity) (d)	1,000,000	1,050,670
5.75% 7/1/13 (Escrowed to Maturity) (d)	385,000	424,262
(Hebrew Home of Greater Washington Proj.) 5.8% 1/1/32 .	1,000,000	1,060,660
(Helix Health Proj.) 5% 7/1/17 (Escrowed to Maturity) (d)	1,010,000	1,091,467
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13
(Escrowed to Maturity) (d)	840,000	868,484
(Johns Hopkins Health Sys. Proj.) 5% 5/15/34	1,500,000	1,542,030
(Johns Hopkins Univ. Issue Proj.):
Series 2001 B, 5% 7/1/41	3,590,000	3,710,050
Series A:
5% 7/1/33	2,000,000	2,102,740
5% 7/1/38	2,000,000	2,094,160
5% 7/1/32	1,015,000	1,061,375
5.125% 7/1/20	500,000	528,250
6% 7/1/10	500,000	549,555
(LifeBridge Health Proj.) Series 2004 A, 5% 7/1/11	1,000,000	1,057,330
(Loyola College Issue Proj.) 5% 10/1/39	2,000,000	2,052,540
(North Arundel Hosp. Proj.) 6.5% 7/1/31 (Pre-Refunded to
7/1/10 @ 101) (d)	1,320,000	1,485,066
(Peninsula Reg’l. Med. Ctr. Proj.) 5% 7/1/15	1,120,000	1,204,616

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Maryland – continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: -
continued
(Univ. of Maryland Med. Sys. Proj.):
5.25% 7/1/34	$ 1,525,000	$ 1,577,826
6.75% 7/1/30 (Pre-Refunded to 7/1/10 @ 101) (d)	500,000	566,420
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.):
5.25% 12/15/13	1,100,000	1,180,872
5.25% 12/15/15	320,000	344,214
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,087,590
Maryland Nat’l. Cap. Park & Planning Commission Series
2004 EE2, 5% 1/15/15	2,000,000	2,168,860
Maryland Trans. Auth. Rev. (Trans. Facilities Projs.) 6.8%
7/1/16 (Escrowed to Maturity) (d)	900,000	1,036,359
Montgomery County Econ. Dev. Rev. (Trinity Health Care
Group Proj.) 5.125% 12/1/22	2,300,000	2,402,672
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev.
Series A, 5% 7/1/20 (FGIC Insured)	500,000	532,440
Northeast Maryland Waste Disp. Auth. Solid Waste Rev.:
(Montgomery County Resource Recovery Proj.) Series A, 6%
7/1/07 (c)	500,000	512,055
5.5% 4/1/12 (AMBAC Insured) (c)	1,500,000	1,622,805
Prince Georges County Ctfs. of Prtn. Series A, 0% 6/30/11
(MBIA Insured)	2,400,000	1,820,856
Prince Georges County Gen. Oblig.:
Series A, 5% 10/1/19	2,000,000	2,149,860
5.5% 5/15/11 (FSA Insured)	2,000,000	2,187,560
Washington D.C. Metropolitan Area Trans. Auth. Gross Rev.
6% 7/1/10 (FGIC Insured)	1,570,000	1,732,244
Washington D.C. Suburban Sanitation District 5% 6/1/13	1,500,000	1,627,800
		95,989,600

Puerto Rico 12.8%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2001 A, 5.5% 7/1/17 (XL Cap. Assurance, Inc.
Insured)	1,500,000	1,715,025
Series A, 5.5% 7/1/18 (MBIA Insured)	1,000,000	1,153,240
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,124,030
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	805,000	871,992

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series
2000 A: – continued
5.5% 10/1/40 (Escrowed to Maturity) (d)	$ 2,760,000	$ 2,977,543
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (MBIA Insured)	1,000,000	1,134,930
Series HH, 5.25% 7/1/29 (FSA Insured)	2,200,000	2,363,020
Series II, 5.375% 7/1/16 (MBIA Insured)	1,500,000	1,650,615
Series QQ:
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	200,000	227,526
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,143,350
		14,361,271

TOTAL INVESTMENT PORTFOLIO 98.1%
(Cost $107,459,681)		110,482,954

NET OTHER ASSETS – 1.9%		2,173,625
NET ASSETS 100%	$ 112,656,579

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Purchased
Treasury Contracts
8 U.S. Treasury 10-Year Bond Contracts	March 2006	$ 864,000	$ (2,348)
7 U.S. Treasury 10-Year Bond Contracts	June 2006	755,344	296
TOTAL TREASURY CONTRACTS		$ 1,619,344	$ (2,052)
The face value of futures purchased as a percentage of net assets 1.5%

Legend

(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $1,222,256.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals. (d) Security collateralized by an amount sufficient to pay interest and principal.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	35.1%
Escrowed/Pre Refunded	15.8%
Education	12.4%
Health Care	10.6%
Electric Utilities	5.8%
Water & Sewer	5.0%
Others* (individually less than 5%)	15.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	February 28, 2006 (Unaudited)

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $107,459,681)		$ 110,482,954
Cash		1,686,421
Receivable for fund shares sold		117,706
Interest receivable		1,124,527
Receivable for daily variation on futures contracts		5,103
Other receivables		12,574
Total assets		113,429,285

Liabilities
Payable for investments purchased on a delayed delivery
basis	$ 543,275
Payable for fund shares redeemed	67,092
Distributions payable	111,276
Accrued management fee	51,024
Other affiliated payables	39
Total liabilities		772,706

Net Assets		$ 112,656,579
Net Assets consist of:
Paid in capital		$ 109,693,356
Undistributed net investment income		4,186
Accumulated undistributed net realized gain (loss) on
investments		(62,184)
Net unrealized appreciation (depreciation) on
investments		3,021,221
Net Assets, for 10,376,185 shares outstanding		$ 112,656,579
Net Asset Value, offering price and redemption price per
share ($112,656,579 ÷ 10,376,185 shares)		$ 10.86

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Statement of Operations
	Six months ended February 28, 2006 (Unaudited)

Investment Income
Interest		$ 2,328,157

Expenses
Management fee	$ 302,894
Independent trustees’ compensation	235
Miscellaneous	98
Total expenses before reductions	303,227
Expense reductions	(23,468)	279,759

Net investment income		2,048,398
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,911)
Futures contracts	(11,048)
Total net realized gain (loss)		(16,959)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,312,613)
Futures contracts	(26,501)
Total change in net unrealized appreciation
(depreciation)		(1,339,114)
Net gain (loss)		(1,356,073)
Net increase (decrease) in net assets resulting from
operations		$ 692,325

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	February 28, 2006	August 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,048,398	$ 3,914,387
Net realized gain (loss)	(16,959)	863,092
Change in net unrealized appreciation (depreciation) .	(1,339,114)	(361,318)
Net increase (decrease) in net assets resulting
from operations	692,325	4,416,161
Distributions to shareholders from net investment income .	(2,044,070)	(3,917,237)
Distributions to shareholders from net realized gain	(706,334)	(297,351)
Total distributions	(2,750,404)	(4,214,588)
Share transactions
Proceeds from sales of shares	11,603,814	31,887,992
Reinvestment of distributions	1,874,595	2,864,903
Cost of shares redeemed	(10,462,277)	(23,124,775)
Net increase (decrease) in net assets resulting from
share transactions	3,016,132	11,628,120
Redemption fees	50	1,778
Total increase (decrease) in net assets	958,103	11,831,471

Net Assets
Beginning of period	111,698,476	99,867,005
End of period (including undistributed net investment
income of $4,186 and distributions in excess of net
investment income of $142, respectively)	$ 112,656,579	$ 111,698,476

Other Information
Shares
Sold	1,070,224	2,888,601
Issued in reinvestment of distributions	172,840	259,630
Redeemed	(964,184)	(2,098,151)
Net increase (decrease)	278,880	1,050,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Financial Highlights
	Six months ended
	February 28, 2006	Years ended August 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.06	$ 11.04	$ 10.78	$ 10.90	$ 10.77	$ 10.25
Income from Investment
Operations
Net investment
incomeD	202.412		.427	.433	.444	.470
Net realized and un
realized gain (loss)	(.131)	.053	.260	(.120)	.130	.523
Total from investment
operations	071.465		.687	.313	.574	.993
Distributions from net
investment income	(.201)	(.412)	(.427)	(.433)	(.444)	(.473)
Distributions from net
realized gain	(.070)	(.033)	—	—	—	—
Total distributions	(.271)	(.445)	(.427)	(.433)	(.444)	(.473)
Redemption fees
added to paid in
capitalD,F	—	—	—	—	—	—
Net asset value,
end of period	$ 10.86	$ 11.06	$ 11.04	$ 10.78	$ 10.90	$ 10.77
Total ReturnB,C	67%	4.30%	6.46%	2.88%	5.49%	9.92%
Ratios to Average Net AssetsE
Expenses before
reductions	55%A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee
waivers, if any	55%A	.55%	.55%	.55%	.55%	.55%
Expenses net of all
reductions	51%A	.51%	.53%	.52%	.47%	.40%
Net investment
income	3.75%A	3.73%	3.89%	3.94%	4.15%	4.48%
Supplemental Data
Net assets,
end of period
(000 omitted)	$112,657	$111,698	$99,867	$93,485	$96,839	$76,256
Portfolio turnover
rate	16%A	17%	14%	30%	5%	11%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Maryland Municipal Income Fund (the fund) is a non diversified fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may be affected by economic and political developments in the state of Maryland. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations,

Semiannual Report

16

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions and market discount.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,409,027
Unrealized depreciation	(381,130)
Net unrealized appreciation (depreciation)	$ 3,027,897
Cost for federal income tax purposes	$ 107,455,057

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the

17 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies continued
Delayed Delivery Transactions and When Issued Securities continued

fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabili ties. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $12,712,310 and $8,600,521, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .55% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Semiannual Report

18

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee. During the period, these credits reduced the fund’s management fee by $23,468.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

19 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Maryland Municipal Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

20

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

21 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
and
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

SMD-USAN-0406 1.790944.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 11, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 11, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	April 11, 2006